Segment information	12 Months Ended
Dec. 31, 2010
Segment Information [Abstract]
Segment information
13.	Segment information

We report segments on the basis of services offered and have determined we have two reportable segments: PBM and EM. Our domestic and Canadian PBM operating segments have similar characteristics and as such have been aggregated into a single PBM reporting segment. During the third quarter of 2011 we reorganized our FreedomFP line of business from our EM segment into our PBM segment. All related segment disclosures have been reclassified in the table below and throughout the financial statements, where appropriate, to reflect the new segment structure.

Operating income is the measure used by our chief operating decision maker to assess the performance of each of our operating segments. The following table presents information about our reportable segments, including a reconciliation of operating income from continuing operations to income before income taxes from continuing operations for the respective years ended December 31.

(in millions)	PBM	EM	Total
2010
Product revenues:
Network revenues	$30,147.8	$—	$30,147.8
Home delivery and specialty revenues	13,398.2	—	13,398.2
Other revenues	—	1,153.9	1,153.9
Service revenues	260.9	12.4	273.3

Total revenues	43,806.9	1,166.3	44,973.2
Depreciation and amortization expense	236.9	7.8	244.7
Operating income	2,061.5	9.4	2,070.9
Interest income			4.9
Interest expense			(167.1)

Income before income taxes			1,908.7
Capital expenditures	116.9	3.0	119.9

2009
Product revenues:
Network revenues	$15,019.3	$—	$15,019.3
Home delivery and specialty revenues	8,352.9	—	8,352.9
Other revenues	—	1,073.0	1,073.0
Service revenues	264.7	12.4	277.1

Total revenues	23,636.9	1,085.4	24,722.3
Depreciation and amortization expense	98.3	8.4	106.7
Operating income	1,490.4	7.1	1,497.5
Interest income			5.3
Interest expense			(194.4)

Income before income taxes			1,308.4
Capital expenditures	145.4	2.1	147.5

2008
Product revenues:
Network revenues	$13,039.9	$—	$13,039.9
Home delivery and specialty revenues	7,436.6	—	7,436.6
Other revenues	—	1,201.2	1,201.2
Service revenues	250.4	13.1	263.5

Total revenues	20,726.9	1,214.3	21,941.2
Depreciation and amortization expense	86.1	8.0	94.1
Operating income	1,272.6	1.7	1,274.3
Non-operating charges, net			(2.0)
Undistributed loss from joint venture			(0.3)
Interest income			13.0
Interest expense			(77.6)

Income before income taxes			1,207.4
Capital expenditures	83.7	0.1	83.8

The following table presents balance sheet information about our reportable segments, including the discontinued operations of PMG and IP (“DISC OP”), as of December 31:

(in millions)	PBM	EM	DISC OP	Total
Total Assets
As of December 31, 2010	$10,155.1	$402.7	$—	$10,557.8
As of December 31, 2009	$11,629.1	$265.7	$36.4	$11,931.2

PBM product revenues consist of revenues from the sale of prescription drugs by retail pharmacies in our retail pharmacy networks, revenues from the dispensing of prescription drugs from our home delivery pharmacies and distribution of certain specialty and fertility drugs. EM product revenues consist of specialty distribution activities. PBM service revenues include administrative fees associated with the administration of retail pharmacy networks contracted by certain clients, informed decision counseling services, and specialty distribution services. EM service revenues include revenues from healthcare card administration.

Our top five clients collectively represented 55.2%, 23.7%, and 18.2% of revenues during 2010, 2009 and 2008 respectively. For the year ended December 31, 2010, our two largest clients, WellPoint and the DoD, represented 29.2% and 19.7% of revenues, respectively. None of our other clients accounted for 10% or more of our consolidated revenues during the year ended December 31, 2010. None of our clients accounted for 10% or more of our consolidated revenues in fiscal years 2009 or 2008.

Revenues earned by our Canadian PBM totaled $52.2 million, $49.2 million and $44.5 million for the years ended December 31, 2010, 2009 and 2008, respectively. All other revenues are earned in the United States. Long-lived assets of our Canadian PBM (consisting primarily of fixed assets) totaled $16.7 million and $15.2 million as of December 31, 2010 and 2009, respectively. All other long-lived assets are domiciled in the United States.